Portfolio of Investments September 30, 2025
JLS
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 123.3% (95.4% of Total Investments)
ASSET-BACKED SECURITIES - 38.8% (30.1% of Total Investments) –
$ 929,674 (a) AASET 2020-1 Trust, Series 2020 1A 6.413% 01/16/40 $ 877,398
1,500,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 3.214%)
7.350 12/18/37 1,430,792
299,853 (a) Air Canada 2020-2 Class B Pass Through Trust, Series 2020 A 9.000 10/01/25 299,878
500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 10.618 07/20/38 503,909
750,000 (a),(b),(c) Apidos CLO XLII Ltd, Series 2022 42A, (TSFR3M + 3.650%) 7.919 04/20/38 753,636
375,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 10.283 10/15/38 380,010
375,000 (a),(b) Armor RE II Ltd, (3-Month U.S. Treasury Bill + 8.500%) 0.000 01/07/28 399,375
550,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 4.080 02/20/28 538,128
750,000 (a),(b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill + 8.030%) 12.787 01/08/26 760,875
272,175 (a),(c) British Airways 2020-1 Class B Pass Through Trust, Series 2020
A
8.375 11/15/28 286,822
2,000,000 (a),(c) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 4.690 12/15/50 1,879,285
775,000 (a) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 754,339
250,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 6.262%) 1.000 07/17/34 251,656
1,000,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 980,150
385,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 6.762%) 11.087 10/20/34 386,909
700,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 9.075 04/19/35 703,524
250,000 (a) Cologix Data Centers US Issuer LLC, Series 2021 1A 5.990 12/26/51 247,367
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,051,365
625,000 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 622,597
1,000,000 (a),(b),(c) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10.779 04/18/37 1,014,544
500,000 (a) ExteNet Issuer LLC, Series 2024 1A 9.050 07/25/54 517,302
1,500,000 (a),(d) Frontier Issuer LLC, Series 2023 1 8.300 08/20/53 1,536,804
1,500,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 1,563,374
500,000 (a),(b) Goldentree Loan Management US CLO 1 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
12.379 10/20/34 486,329
1,000,000 (a),(b) GRACIE POINT INTERNATIONAL FUNDING 2023-2, Series
2023 2A, (SOFR90A + 5.400%)
9.756 03/01/27 1,004,645
173,000 (a),(b) Gracie Point International Funding 2024-1 LLC, Series 2024 1A,
(SOFR90A + 7.150%)
11.505 03/01/28 173,648
325,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.000%)
6.354 08/15/28 325,880
127,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
7.104 08/15/28 127,111
100,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.854 08/15/28 100,051
476,250 (a) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 459,252
7,143 (a),(b) Hestia Re Ltd, (1-Month U.S. Treasury Bill + 0.100%) 4.004 04/22/29 3,571
124,517 (a) HIN Timeshare Trust 2020-A, Series 2020 A 5.500 10/09/39 122,826
88,940 (a) HIN Timeshare Trust 2020-A, Series 2020 A 6.500 10/09/39 86,050
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 785,465
400,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 401,610
213,576 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 209,369
1,125,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 6.562%) 7.484 01/25/35 1,133,597
1,000,000 MetroNet Infrastructure Issuer LLC, Series 2025 1 9.370 07/20/55 1,022,921
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 507,431
1,000,000 (a) Mexico Remittances Funding Fiduciary Estate Management
Sarl
12.500 10/15/31 1,017,610
1,525,000 (a),(e) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 527,040
460,438 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 5.420 08/20/46 431,085
1,000,000 (a) Mosaic Solar Loan Trust 2024-1, Series 2024 1A 10.000 09/20/49 219,595
105,721 (a) MVW 2020-1 LLC, Series 2020 1A 7.140 10/20/37 105,988
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
9.329 07/20/39 502,160
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.900 10/16/37 501,509
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
9.250 10/16/37 502,358

Portfolio of Investments September 30, 2025
(continued)
JLS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,000,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018% 04/25/36 $ 1,001,430
26,590 (a) Oportun Funding 2022-1 LLC, Series 2022 1 6.000 06/15/29 26,597
271,263 (a) Oportun Issuance Trust 2021-B, Series 2021 B 5.410 05/08/31 269,051
156,562 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 154,811
2,000,000 (a) Oportun Issuance Trust 2024-1, Series 2024 1A 12.072 04/08/31 2,069,465
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,010,076
500,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
5.750%)
10.022 07/15/38 504,869
500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 11.075 10/20/37 505,863
750,000 (a),(b),(c) Rad CLO 7 Ltd, Series 2020 7A, (TSFR3M + 4.150%) 8.472 04/17/36 751,197
350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 10.318 01/15/38 351,171
500,000 (a),(b) Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury Bill +
7.590%)
11.494 12/06/26 522,600
250,000 (a),(b) Residential Reinsurance 2025 Ltd, (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 258,450
410,771 (a) Start II LTD, Series 2019 1 5.095 03/15/44 408,455
436,470 (a),(b) Sunnova Helios XII Issuer LLC, Series 2023 B 6.000 08/22/50 322,903
1,000,000 (a),(b) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 1.900%)
5.872 07/15/39 1,000,500
1,000,000 (a),(b) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 2.250%)
6.222 07/15/39 1,000,500
1,000,000 (a) Uniti Fiber Abs Issuer Llc, Series 2025 1A 9.018 04/20/55 1,043,682
500,000 (a),(b) Ursa Re II Ltd, (3-Month U.S. Treasury Bill + 7.000%) 10.904 12/06/25 504,200
629,337 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 610,455
500,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 518,659
TOTAL ASSET-BACKED SECURITIES
(Cost $42,159,954) 41,332,074
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 84.5% (65.3% of Total Investments) –
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
7.150 06/15/35 1,002,333
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.650 06/15/35 1,002,419
1,000,000 (b),(c) BANK 2017-BNK6, Series 2017 BNK6 3.851 07/15/60 919,116
1,000,000 (a),(c) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 744,565
1,000,000 (a),(b) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.811 02/15/53 798,174
1,750,000 (a),(b),(c) BBCMS Trust 2015-SRCH, Series 2015 SRCH 5.122 08/10/35 1,652,077
500,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.435 02/15/51 381,989
1,100,000 (b),(c) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.903 12/15/62 772,707
948,827 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 949,061
1,000,000 (b),(c) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352 05/15/52 860,334
845,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 465,387
1,500,000 (b) CD 2016-CD2 Mortgage Trust, Series 2016 CD2 4.106 11/10/49 908,654
1,978,000 (b) CD 2017-CD3 Mortgage Trust, Series 2017 CD3 4.681 02/10/50 890,719
23,912 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/52 23,769
342,041 (b) CHL Mortgage Pass-Through Trust 2006-HYB1, Series 2006
HYB1
4.936 03/20/36 319,037
1,458,068 (a),(b) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5.549 08/10/46 1,357,637
925,000 (b),(c) COMM 2014-CCRE15 Mortgage Trust, Series 2014 CR15 4.067 02/10/47 887,926
752,021 (c) COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 731,905
395,371 (b),(c) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.792 02/10/47 384,795
1,500,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 682,500
1,400,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 839,580
513,884 (b),(c) COMM 2015-CCRE23 Mortgage Trust, Series 2015 CR23 4.352 05/10/48 499,786
1,800,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,637,775
249,838 (b),(c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 4.490 08/10/48 247,433
1,245,000 (b),(c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 1,175,353

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 625,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9.856% 12/25/41 $ 647,591
2,100,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10.356 12/25/41 2,195,017
1,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14.823 03/25/42 1,108,421
2,840,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
11.356 04/25/42 3,052,130
1,900,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
16.356 06/25/42 2,199,292
4,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9.906 01/25/43 4,336,011
2,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 5.350%)
9.706 05/25/43 2,186,015
2,250,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
9.106 06/25/43 2,419,339
2,280,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 2,402,601
3,110,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
10.256 07/25/43 3,360,571
1,000,000 (a),(b) DK Trust, Series 2025 LXP, (TSFR1M + 2.891%) 7.041 08/15/37 1,004,164
33,000,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC 0.665 05/10/41 949,276
76,399 (a),(b) Flagstar Mortgage Trust 2017-2, Series 2017 2 3.971 10/25/47 70,076
7,439,935 (b) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.305 07/25/41 657,765
2,280,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11.856 10/25/41 2,394,840
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11.456 01/25/42 2,409,258
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 2,458,293
4,400,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
9.106 02/25/42 4,586,691
3,250,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 5.650%)
10.218 04/25/42 3,451,117
2,945,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 3,267,825
1,000,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.747%)
5.898 07/15/31 210,000
1,100,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
6.048 07/15/31 155,347
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 2.397%)
6.548 07/15/31 73,133
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 3.097%)
7.248 07/15/31 65,783
892,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 4.222%)
8.373 07/15/31 74,460
2,000,000 (b),(c) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 4.032 11/10/49 1,825,485
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.472 07/13/42 1,034,876
377,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.601 05/05/32 368,533
441,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.601 05/05/32 428,257
366,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.972 01/16/37 115,290
2,000,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4.660 09/15/47 1,883,125
1,000,000 JPMBB Commercial Mortgage Securities Trust 2015-C27,
Series 2015 C27
3.898 02/15/48 862,250
328,807 (b),(c) JPMBB Commercial Mortgage Securities Trust 2015-C29,
Series 2015 C29
4.118 05/15/48 328,089
1,189,000 (b),(c) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.849 03/17/49 1,162,854

Portfolio of Investments September 30, 2025
(continued)
JLS

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 2,000,000 (b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP5,
Series 2017 JP5
3.904% 03/15/50 $ 1,793,034
1,500,000 (a),(b) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
4.598 07/15/50 1,205,973
1,849,000 (a),(b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4.570 09/15/50 1,210,886
500,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 502,193
750,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 550,404
388,995 (c) Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19,
Series 2014 C19
4.000 12/15/47 377,073
222,749 (b) Morgan Stanley Capital I Trust 2015-MS1, Series 2015 MS1 4.289 05/15/48 215,162
167,955 (b) Morgan Stanley Mortgage Loan Trust 2007-15AR, Series 2007
15AR
3.272 11/25/37 116,791
1,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 705,900
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 5.285%)
9.605 03/15/39 1,000,889
600,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.279%)
6.430 07/15/36 511,969
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.980 07/15/36 796,371
1,050,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8.480 07/15/36 713,016
400,000 (a),(b),(c) OPEN Trust 2023-AIR, Series 2023 AIR, (TSFR1M + 5.236%) 9.386 11/15/40 401,597
1,000,000 (a),(b),(c) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
5.145 07/15/38 941,477
1,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 2.114%)
6.265 07/15/38 688,465
1,602,435 (a),(b),(c) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
8.100 02/15/39 1,605,317
127,100,000 (a),(b) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE, (I/O) 0.179 02/12/41 416,049
1,000,000 (a),(b),(c) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 7.389 06/15/39 1,004,800
1,300,000 (b),(c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, Series
2015 NXS1
3.988 05/15/48 1,215,792
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $99,949,763) 89,851,964
TOTAL LONG-TERM INVESTMENTS
(Cost $142,109,717) 131,184,038
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  6.0%(4.6% of Total Investments)
6360307 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0% (4.6% of Total Investments) 6360307
3,627,000 Federal Home Loan Bank Discount Notes 0.000 10/01/25 3,626,594
2,452,000 Federal Home Loan Bank Discount Notes 0.000 10/10/25 2,449,255
285,000 Federal Home Loan Bank Discount Notes 0.000 10/17/25 284,458
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $6,360,925) 6,360,307
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,360,925) 6,360,307
TOTAL INVESTMENTS - 129.3%
(Cost $148,470,642) 137,544,345
BORROWINGS - (2.4)% (f),(g) (2,520,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (26.6)%(h) (28,321,367)
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (356,678)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 106,346,300
I/O Interest only security
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $108,640,781 or 79.0% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $39,848,753 have been pledged as collateral for reverse repurchase agreements.
(d) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $1,536,702.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Borrowings as a percentage of Total Investments is 1.8%.
(g) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $41,697,886 have been pledged as collateral for borrowings.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 20.6%.
JLS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 40,805,034 $ 527,040 $ 41,332,074
Mortgage-Backed Securities – 89,851,964 – 89,851,964
Short-Term Investments:
U.S. Government and Agency Obligations – 6,360,307 – 6,360,307
Total $ – $ 137,017,305 $ 527,040 $ 137,544,345